Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
MONEY MARKET FUND***,† - 2.6%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.19%[1]	4,017,859	$4,017,859
Total Money Market Fund
(Cost $4,017,859)		4,017,859

	Face Amount
CORPORATE BONDS†† - 33.8%
Financial - 18.2%
Brighthouse Financial Global Funding
5.55% due 04/09/27[2]	$2,700,000	2,742,342
AEGON Funding Company LLC
5.50% due 04/16/27[2]	2,600,000	2,631,582
Athene Global Funding
5.68% due 02/23/26[2]	2,300,000	2,315,882
F&G Global Funding
5.88% due 06/10/27[2]	2,100,000	2,146,347
Mutual of Omaha Companies Global Funding
5.35% due 04/09/27[2]	1,750,000	1,777,383
Barclays plc
5.67% due 03/12/28[3]	1,700,000	1,732,242
Standard Chartered plc
5.69% due 05/14/28[2,3]	1,600,000	1,632,073
HSBC Holdings plc
5.60% due 05/17/28[3]	1,600,000	1,629,966
Jackson National Life Global Funding
5.60% due 04/10/26[2]	1,600,000	1,613,514
LPL Holdings, Inc.
5.70% due 05/20/27	1,550,000	1,579,030
Assurant, Inc.
6.10% due 02/27/26	1,450,000	1,457,742
CNO Global Funding
5.88% due 06/04/27[2]	1,060,000	1,088,656
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	900,000	877,743
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	850,000	854,900
Mizuho Financial Group, Inc.
5.41% due 09/13/28[3]	800,000	817,794
Societe Generale S.A.
5.52% due 01/19/28[2,3]	800,000	809,905
GA Global Funding Trust
1.63% due 01/15/26[2]	600,000	589,818
SLM Corp.
3.13% due 11/02/26	600,000	588,075
United Wholesale Mortgage LLC
5.50% due 11/15/25[2]	490,000	489,923
American National Group, Inc.
5.00% due 06/15/27	240,000	240,959
Brown & Brown, Inc.
4.60% due 12/23/26	175,000	175,817
OneMain Finance Corp.
7.13% due 03/15/26	168,000	170,486
Total Financial		27,962,179
Consumer, Non-cyclical -6.6%
Universal Health Services, Inc.
1.65% due 09/01/26	1,950,000	1,882,637
Element Fleet Management Corp.
6.27% due 06/26/26[2]	1,700,000	1,724,080
Icon Investments Six DAC
5.81% due 05/08/27	1,600,000	1,633,443
Global Payments, Inc.
4.95% due 08/15/27	1,600,000	1,618,768
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	996,623
Triton Container International Ltd.
2.05% due 04/15/26[2]	900,000	881,384
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
5.13% due 02/01/28	430,000	438,772
AMN Healthcare, Inc.
4.63% due 10/01/27[2]	350,000	340,450
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[2]	330,000	325,455
Block, Inc.
2.75% due 06/01/26	150,000	146,855
Graham Holdings Co.
5.75% due 06/01/26[2]	125,000	124,908
Total Consumer, Non-cyclical		10,113,375
Industrial - 3.2%
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.35% due 01/12/27[2]	1,650,000	1,668,685
Weir Group plc
2.20% due 05/13/26[2]	950,000	926,460
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	950,000	924,381
Vontier Corp.
1.80% due 04/01/26	850,000	831,166
Jabil, Inc.
4.25% due 05/15/27	250,000	249,313
1.70% due 04/15/26	250,000	244,163
Total Industrial		4,844,168
Consumer, Cyclical - 2.4%
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	900,000	913,265
United Airlines, Inc.
4.38% due 04/15/26[2]	900,000	894,050
LG Electronics, Inc.
5.63% due 04/24/27[2]	850,000	865,296

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
CORPORATE BONDS†† - 33.8% (continued)
Consumer, Cyclical - 2.4% (continued)
International Game Technology plc
4.13% due 04/15/26[2]	$500,000	$499,689
Air Canada
3.88% due 08/15/26[2]	330,000	326,667
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	150,000	146,764
Newell Brands, Inc.
6.38% due 09/15/27	84,000	85,128
Total Consumer, Cyclical		3,730,859
Utilities - 1.3%
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	1,750,000	1,759,318
Terraform Global Operating, LP
6.13% due 03/01/26[2]	264,000	262,403
Total Utilities		2,021,721
Communications - 1.0%
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,500,000	1,461,625
Technology - 0.9%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,450,000	1,413,373
Energy - 0.2%
Buckeye Partners, LP
3.95% due 12/01/26	250,000	247,082
Total Corporate Bonds
(Cost $51,419,742)		51,794,382

ASSET-BACKED SECURITIES†† - 31.6%
Collateralized Loan Obligations - 22.3%
BCC Middle Market CLO LLC
2021-1A A1R, 6.02% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	7,750,000	7,776,933
BXMT Ltd.
2020-FL2 AS, 5.83% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,2	2,500,000	2,475,892
2020-FL3 AS, 6.68% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 11/15/37◊,2	1,750,000	1,741,526
Palmer Square Loan Funding Ltd.
2022-1A A2, 5.86% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,760,956
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.06% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	2,250,000	2,255,248
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	2,150,000	2,155,107
FS Rialto
2021-FL3 B, 6.23% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,2	2,000,000	1,991,291
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.02% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,755,876
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.05% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,754,020
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.45% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	1,500,000	1,498,786
BRSP Ltd.
2021-FL1 B, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	1,500,000	1,492,518
HGI CRE CLO Ltd.
2021-FL2 A, 5.43% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,2	1,277,278	1,272,773
Sound Point CLO XIX Ltd.
2018-1A A, 5.52% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	1,005,986	1,006,740
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.14% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	1,000,000	1,002,462
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.08% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	1,000,000	1,002,440

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 31.6% (continued)
Collateralized Loan Obligations - 22.3% (continued)
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.22% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	$927,965	$930,639
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.48% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	308,855	308,443
Parliament CLO II Ltd.
2021-2A A, 5.93% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	36,973	37,155
Total Collateralized Loan Obligations		34,218,805
Net Lease - 2.6%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	3,106,677	3,031,726
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	942,448	885,217
Total Net Lease		3,916,943
Single Family Residence -2.5%
FirstKey Homes Trust
2020-SFR2, 1.67% due 10/19/37[2]	2,000,000	1,971,621
2020-SFR2, 2.67% due 10/19/37[2]	1,150,000	1,136,921
2022-SFR1, 4.49% due 05/19/39[2]	750,000	745,838
Total Single Family Residence		3,854,380
Transport-Container - 2.2%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	1,916,250	1,749,306
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	653,333	600,730
2020-1A, 2.73% due 08/21/45[2]	282,667	270,950
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	875,954	803,045
Total Transport-Container		3,424,031
Infrastructure - 0.8%
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	1,233,000	1,191,735
Financial - 0.7%
Project Onyx I
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	801,147	799,981
Project Onyx II
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	222,002	221,220
Total Financial		1,021,201
Transport-Aircraft - 0.5%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	508,880	486,011
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	315,176	306,381
Total Transport-Aircraft		792,392
Total Asset-Backed Securities
(Cost $48,814,708)		48,419,487

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.1%
Residential Mortgage-Backed Securities - 21.9%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[2,4]	2,395,334	2,411,102
2024-NQM8, 6.23% due 05/25/64[2,4]	1,203,995	1,217,039
2024-NQM6, 6.45% due 02/25/64[2,4]	1,187,259	1,202,288
2024-NQM7, 6.24% due 03/25/64[2,4]	1,150,732	1,162,492
2023-NQM2, 6.32% due 01/25/62[2,4]	1,063,583	1,064,700
2023-NQM1, 6.25% due 11/25/63[2,4]	500,110	502,722
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[2,4]	2,579,802	2,577,674
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[2,4]	1,807,573	1,794,389
2022-SP1, 5.25% due 07/25/62[2]	660,574	657,542
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due 07/25/61[2]	1,127,115	1,123,528
2021-GS4, 4.65% due 11/25/60[2,4]	879,947	879,788
2021-GS2, 5.75% due 04/25/61[2]	424,682	424,584
GCAT Trust
2024-NQM2, 6.09% due 06/25/59[2,4]	1,073,076	1,081,713
2022-NQM4, 5.73% due 08/25/67[2,4]	989,154	988,873
2023-NQM3, 6.89% due 08/25/68[2,4]	345,433	349,351

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.1% (continued)
Residential Mortgage-Backed Securities - 21.9% (continued)
CSMC Trust
2021-RPL7, 4.19% (WAC) due 07/27/61◊,2	$582,882	$577,712
2021-RPL4, 4.12% (WAC) due 12/27/60◊,2	453,218	451,391
2020-NQM1, 2.21% due 05/25/65[2]	452,016	428,493
Verus Securitization Trust
2020-5, 2.22% due 05/25/65[2]	608,238	588,540
2021-6, 1.89% (WAC) due 10/25/66◊,2	536,980	469,860
2021-3, 1.44% (WAC) due 06/25/66◊,2	187,472	163,613
2020-1, 3.42% due 01/25/60[2]	132,416	129,074
OSAT Trust
2021-RPL1, 6.12% due 05/25/65[2]	1,329,907	1,330,197
Home Equity Loan Trust
2007-FRE1, 4.62% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	1,380,718	1,328,541
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	702,847	658,821
2018-2A, 3.50% (WAC) due 02/25/58◊,2	642,887	611,691
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,313,923	1,250,003
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[2,4]	623,068	628,120
2022-1, 3.29% (WAC) due 12/25/66◊,2	482,862	430,924
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	1,130,812	1,051,577
NovaStar Mortgage Funding Trust Series
2007-2, 4.63% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	826,333	812,201
Soundview Home Loan Trust
2006-OPT5, 4.71% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	834,317	810,412
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.06% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	832,570	807,023
Alternative Loan Trust
2007-OA7, 4.71% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	595,882	544,508
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	528,085	521,700
HarborView Mortgage Loan Trust
2006-14, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	517,676	493,398
HOMES Trust
2024-AFC2, 5.58% (WAC) due 10/25/59◊,2	450,082	450,476
FIGRE Trust
2024-HE5, 5.44% (WAC) due 10/25/54◊,2	429,876	432,225
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[2,4]	368,486	373,889
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.71% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	330,068	327,251
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	236,011	232,707
Banc of America Funding Trust
2015-R2, 4.69% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,2	150,881	150,356
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	57,783	57,105

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.1% (continued)
Residential Mortgage-Backed Securities - 21.9% (continued)
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	$32,932	$31,155
Total Residential Mortgage-Backed Securities		33,580,748
Commercial Mortgage-Backed Securities - 8.7%
BX Commercial Mortgage Trust
2021-VOLT, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	3,633,105	3,616,075
2022-LP2, 5.87% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	770,000	768,082
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.22% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,2	3,900,000	3,607,500
WMRK Commercial Mortgage Trust
2022-WMRK, 7.75% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,850,000	2,850,000
Citigroup Commercial Mortgage Trust
2018-C6, 0.76% (WAC) due 11/10/51◊,5	45,087,595	1,010,269
BENCHMARK Mortgage Trust
2019-B14, 0.88% (WAC) due 12/15/62◊,5	22,608,113	479,102
BXHPP Trust
2021-FILM, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	449,231
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.59% (WAC) due 06/15/51◊,5	33,221,209	448,792
Life Mortgage Trust
2021-BMR, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	101,460	100,889
Total Commercial Mortgage-Backed Securities		13,329,940
Government Agency - 0.5%
Fannie Mae
6.50% due 04/25/49	817,130	833,140
Total Collateralized Mortgage Obligations
(Cost $48,768,622)		47,743,828

FEDERAL AGENCY DISCOUNT NOTES†† - 0.6%
Federal Home Loan Bank
4.10% due 07/01/25[6]	900,000	900,000
Total Federal Agency Discount Notes
(Cost $900,000)		900,000

SENIOR FLOATING RATE INTERESTS††,◊ - 0.5%
Financial - 0.4%
Citadel Securities, LP
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	325,887	327,070
Jane Street Group LLC
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	295,361	294,980
Total Financial		622,050
Technology - 0.1%
World Wide Technology Holding Company LLC
6.56% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/01/30	220,344	221,171
Total Senior Floating Rate Interests
(Cost $839,977)		843,221

REPURCHASE AGREEMENTS††,7 - 1.5%
BofA Securities, Inc.
issued 06/30/25 at 4.37% due 07/01/25	943,568	943,568
BNP Paribas
issued 06/30/25 at 4.37% due 07/01/25	589,730	589,730
J.P. Morgan Securities LLC
issued 06/30/25 at 4.37% due 07/01/25	589,730	589,730
Bank of Montreal
issued 06/30/25 at 4.34% due 07/01/25	117,946	117,946
Total Repurchase Agreements
(Cost $2,240,974)		2,240,974
Total Investments - 101.7%
(Cost $157,001,882)		$155,959,751
Other Assets & Liabilities, net - (1.7)%		(2,539,441)
Total Net Assets - 100.0%		$153,420,310

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	$55,500,000	$(807,851)	$285	$(808,136)

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of June 30, 2025.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $118,491,341 (cost $119,179,790), or 77.2% of total net assets.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2025. See table below for additional step information for each security.
5	Security is an interest-only strip.
6	Rate indicated is the effective yield at the time of purchase.
7	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
CME — Chicago Mercantile Exchange
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$4,017,859	$—	$—	$4,017,859
Corporate Bonds	—	51,794,382	—	51,794,382
Asset-Backed Securities	—	47,398,286	1,021,201	48,419,487
Collateralized Mortgage Obligations	—	47,743,828	—	47,743,828
Federal Agency Discount Notes	—	900,000	—	900,000
Senior Floating Rate Interests	—	843,221	—	843,221
Repurchase Agreements	—	2,240,974	—	2,240,974
Total Assets	$4,017,859	$150,920,691	$1,021,201	$155,959,751

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$808,136	$—	$808,136

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2022-NQM4, 5.73% due 08/25/67	6.73%	08/01/26	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2023-NQM1, 6.25% due 11/25/63	7.25%	12/01/27	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At June 30, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Strips
4.37%			0.00%
Due 07/01/25	$943,568	$943,683	Due 07/31/26 - 08/15/43	$2,218,893	$962,055
			U.S. Treasury Note
			1.25%
			Due 12/31/26	400	385
				2,219,293	962,440

BNP Paribas			U.S. Treasury Notes
4.37%			4.25% - 4.38%
Due 07/01/25	589,730	589,802	Due 01/31/30 - 05/15/34	581,600	601,625
J.P. Morgan Securities LLC			U.S. Treasury Notes
4.37%			4.00%
Due 07/01/25	589,730	589,802	Due 04/30/32	595,200	598,851
			U.S. Treasury Strip
			0.00%
			Due 11/15/25	2,709	2,748
				597,909	601,599

Bank of Montreal			U.S. Treasury Bond
4.34%			3.50%
Due 07/01/25	117,946	117,960	Due 02/15/39	132,000	120,358

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
MONEY MARKET FUNDS***,† - 2.7%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.19%[1]	3,619,547	$3,619,547
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.11%[1]	530,905	530,905
Total Money Market Funds
(Cost $4,150,452)		4,150,452

	Face Amount
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.3%
Residential Mortgage-Backed Securities - 26.1%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[2,3]	$2,395,334	2,411,102
2024-NQM8, 6.23% due 05/25/64[2,3]	1,316,869	1,331,137
2024-NQM6, 6.45% due 02/25/64[2,3]	1,295,191	1,311,587
2024-NQM7, 6.24% due 03/25/64[2,3]	1,258,613	1,271,476
2023-NQM2, 6.32% due 01/25/62[2,3]	1,063,583	1,064,700
2023-NQM1, 6.25% due 11/25/63[2,3]	500,110	502,721
2022-NQM9, 6.45% due 09/25/62[2,3]	246,924	246,903
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,2	1,475,252	1,396,168
2023-NQM2, 5.84% due 11/25/67[2,3]	1,258,045	1,255,460
2024-NQM2, 6.09% due 06/25/59[2,3]	1,173,677	1,183,124
2023-NQM3, 6.89% due 08/25/68[2,3]	345,433	349,351
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[2,3]	2,772,324	2,770,038
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[2,3]	2,108,836	2,093,454
2022-SP1, 5.25% due 07/25/62[2]	621,717	618,863
OSAT Trust
2021-RPL1, 6.12% due 05/25/65[2]	2,630,261	2,630,833
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66◊,2	1,023,875	867,192
2024-4, 6.20% due 01/25/69[2,3]	659,719	665,068
2023-1, 4.75% due 09/26/67[2,3]	635,253	629,369
2022-1, 3.29% (WAC) due 12/25/66◊,2	482,862	430,924
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due 07/25/61[2]	907,953	905,064
2021-GS4, 4.65% due 11/25/60[2,3]	879,947	879,788
2021-GS2, 5.75% due 04/25/61[2]	339,746	339,667
Verus Securitization Trust
2021-5, 1.37% (WAC) due 09/25/66◊,2	550,452	476,719
2021-6, 1.89% (WAC) due 10/25/66◊,2	536,980	469,860
2020-5, 2.22% due 05/25/65[2]	481,521	465,928
2021-4, 1.35% (WAC) due 07/25/66◊,2	269,425	224,722
2021-3, 1.44% (WAC) due 06/25/66◊,2	145,812	127,254
2020-1, 3.42% due 01/25/60[2]	110,347	107,562
CSMC Trust
2021-RPL7, 4.19% (WAC) due 07/27/61◊,2	582,882	577,712
2021-RPL4, 4.12% (WAC) due 12/27/60◊,2	453,218	451,391
2020-NQM1, 2.21% due 05/25/65[2]	371,058	351,748
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,313,923	1,250,003
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	591,031	554,009
2018-2A, 3.50% (WAC) due 02/25/58◊,2	541,379	515,108
2017-5A, 5.93% (1 Month Term SOFR + 1.61%, Rate Floor: 1.50%) due 06/25/57◊,2	178,394	177,664
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	1,209,706	1,124,943
Home Equity Loan Trust
2007-FRE1, 4.62% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	1,165,343	1,121,305
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.06% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	884,606	857,462

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.3% (continued)
Residential Mortgage-Backed Securities - 26.1% (continued)
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.71% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	$853,271	$845,885
HarborView Mortgage Loan Trust
2006-14, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	854,165	814,106
NovaStar Mortgage Funding Trust Series
2007-2, 4.63% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	673,308	661,793
Soundview Home Loan Trust
2006-OPT5, 4.71% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	556,607	540,659
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	528,085	521,700
Alternative Loan Trust
2007-OA7, 4.71% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	496,569	453,757
HOMES Trust
2024-AFC2, 5.58% (WAC) due 10/25/59◊,2	450,082	450,476
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[2,3]	435,483	441,869
FIGRE Trust
2024-HE5, 5.44% (WAC) due 10/25/54◊,2	429,876	432,225
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57◊,2	214,197	209,790
2018-2, 3.25% (WAC) due 03/25/58◊,2	196,286	193,538
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.17% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	217,841	215,603
Banc of America Funding Trust
2015-R2, 4.69% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,2	127,306	126,863
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	51,363	50,760
Encore Credit Receivables Trust
2005-2, 5.17% (1 Month Term SOFR + 0.85%, Rate Cap/Floor: 13.00%/0.74%) due 09/25/35◊	34,472	34,363
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	27,444	25,962
Total Residential Mortgage-Backed Securities		40,026,728
Commercial Mortgage-Backed Securities - 6.7%
BX Commercial Mortgage Trust
2021-VOLT, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	3,390,898	3,375,004
2022-LP2, 5.87% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	735,000	733,170
WMRK Commercial Mortgage Trust
2022-WMRK, 7.75% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,900,000	2,900,000
Citigroup Commercial Mortgage Trust
2018-C6, 0.76% (WAC) due 11/10/51◊,4	39,879,909	893,581
Morgan Stanley Capital I Trust
2018-H3, 0.96% (WAC) due 07/15/51◊,4	42,677,727	814,773
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.22% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,2	850,000	786,250
BXHPP Trust
2021-FILM, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	449,230
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.59% (WAC) due 06/15/51◊,4	22,202,457	299,938

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.3% (continued)
Commercial Mortgage-Backed Securities - 6.7% (continued)
Life Mortgage Trust
2021-BMR, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	$80,100	$79,649
Total Commercial Mortgage-Backed Securities		10,331,595
Government Agency - 0.5%
Fannie Mae
6.50% due 04/25/49	817,130	833,141

Total Collateralized Mortgage Obligations
(Cost $52,105,092)		51,191,464

ASSET-BACKED SECURITIES†† - 32.7%
Collateralized Loan Obligations - 20.7%
BCC Middle Market CLO LLC
2021-1A A1R, 6.02% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	7,250,000	7,275,195
Palmer Square Loan Funding Ltd.
2022-1A A2, 5.86% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,760,956
BXMT Ltd.
2020-FL2 AS, 5.83% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,2	2,250,000	2,228,303
2020-FL3 AS, 6.68% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 11/15/37◊,2	1,250,000	1,243,948
BRSP Ltd.
2021-FL1 B, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	2,750,000	2,736,282
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.06% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	2,250,000	2,255,249
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.02% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,755,876
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.05% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,754,020
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	1,500,000	1,503,563
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.45% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	1,250,000	1,248,988
HGI CRE CLO Ltd.
2021-FL2 A, 5.43% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,2	1,248,790	1,244,385
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.14% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	1,000,000	1,002,462
Greystone Commercial Real Estate Notes
2021-FL3 B, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	990,401
Sound Point CLO XIX Ltd.
2018-1A A, 5.52% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	912,321	913,005
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.08% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	750,000	751,830
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.22% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	695,974	697,979
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.48% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	316,577	316,154

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 32.7% (continued)
Collateralized Loan Obligations - 20.7% (continued)
Parliament CLO II Ltd.
2021-2A A, 5.93% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	$63,382	$63,694
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 5.80% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,2	51,962	52,239
Total Collateralized Loan Obligations		31,794,529
Single Family Residence - 2.8%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	3,550,000	3,509,626
2022-SFR1, 4.49% due 05/19/39[2]	750,000	745,838
Total Single Family Residence		4,255,464
Net Lease - 2.7%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	2,440,961	2,382,071
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[2]	1,000,000	941,488
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	706,836	663,913
Store Master Funding I-VII
2018-1A, 4.29% due 10/20/48[2]	228,003	224,882
Total Net Lease		4,212,354
Transport-Container - 2.0%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	1,533,000	1,399,445
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	1,008,674	924,719
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	457,333	420,511
2020-1A, 2.73% due 08/21/45[2]	259,111	248,371
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	69,333	61,649
Total Transport-Container		3,054,695
Collateralized Debt Obligations - 1.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	2,250,000	2,150,330
Whole Business - 1.0%
Domino's Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	1,184,375	1,174,767
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	443,250	420,083
Total Whole Business		1,594,850
Infrastructure - 0.8%
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	1,300,000	1,256,493
Financial - 0.8%
Project Onyx I
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	915,597	914,264
Project Onyx II
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	253,717	252,823
Total Financial		1,167,087
Transport-Aircraft - 0.5%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	508,880	486,010
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	262,647	255,318
Total Transport-Aircraft		741,328
Total Asset-Backed Securities
(Cost $50,743,874)		50,227,130

CORPORATE BONDS†† - 30.2%
Financial - 17.1%
Brighthouse Financial Global Funding
5.55% due 04/09/27[2]	2,750,000	2,793,126
AEGON Funding Company LLC
5.50% due 04/16/27[2]	2,650,000	2,682,189
Athene Global Funding
5.68% due 02/23/26[2]	2,050,000	2,064,156
F&G Global Funding
5.88% due 06/10/27[2]	1,900,000	1,941,933
HSBC Holdings plc
5.60% due 05/17/28[5]	1,750,000	1,782,775

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
CORPORATE BONDS†† - 30.2% (continued)
Financial - 17.1% (continued)
Mutual of Omaha Companies Global Funding
5.35% due 04/09/27[2]	$1,750,000	$1,777,383
Standard Chartered plc
5.69% due 05/14/28[2,5]	1,700,000	1,734,077
LPL Holdings, Inc.
5.70% due 05/20/27	1,700,000	1,731,839
Barclays plc
5.67% due 03/12/28[5]	1,650,000	1,681,294
Assurant, Inc.
6.10% due 02/27/26	1,650,000	1,658,810
CNO Global Funding
5.88% due 06/04/27[2]	1,140,000	1,170,819
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	850,000	828,979
Societe Generale S.A.
5.52% due 01/19/28[2,5]	800,000	809,905
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,5]	800,000	804,612
Jackson National Life Global Funding
5.60% due 04/10/26[2]	750,000	756,335
SLM Corp.
3.13% due 11/02/26	600,000	588,076
United Wholesale Mortgage LLC
5.50% due 11/15/25[2]	490,000	489,923
GA Global Funding Trust
1.63% due 01/15/26[2]	450,000	442,363
American National Group, Inc.
5.00% due 06/15/27	240,000	240,959
Brown & Brown, Inc.
4.60% due 12/23/26	175,000	175,817
OneMain Finance Corp.
7.13% due 03/15/26	168,000	170,486
Total Financial		26,325,856
Consumer, Non-cyclical - 4.8%
Universal Health Services, Inc.
1.65% due 09/01/26	1,950,000	1,882,637
Icon Investments Six DAC
5.81% due 05/08/27	1,800,000	1,837,623
Element Fleet Management Corp.
6.27% due 06/26/26[2]	1,650,000	1,673,372
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	996,623
Triton Container International Ltd.
2.05% due 04/15/26[2]	700,000	685,521
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[2]	275,000	271,213
Block, Inc.
2.75% due 06/01/26	100,000	97,903
Total Consumer, Non-cyclical		7,444,892
Industrial - 2.8%
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.35% due 01/12/27[2]	1,650,000	1,668,685
Weir Group plc
2.20% due 05/13/26[2]	1,091,000	1,063,966
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	750,000	729,775
Vontier Corp.
1.80% due 04/01/26	650,000	635,597
Jabil, Inc.
1.70% due 04/15/26	200,000	195,331
Total Industrial		4,293,354
Consumer, Cyclical - 2.4%
LG Electronics, Inc.
5.63% due 04/24/27[2]	900,000	916,196
United Airlines, Inc.
4.38% due 04/15/26[2]	900,000	894,050
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	875,000	887,897
International Game Technology plc
4.13% due 04/15/26[2]	490,000	489,695
Air Canada
3.88% due 08/15/26[2]	330,000	326,667
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	100,000	97,843
Total Consumer, Cyclical		3,612,348
Utilities - 1.3%
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	1,750,000	1,759,318
Terraform Global Operating, LP
6.13% due 03/01/26[2]	264,000	262,403
Total Utilities		2,021,721
Communications - 0.9%
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,450,000	1,412,904
Technology - 0.9%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,350,000	1,315,899
Total Corporate Bonds
(Cost $46,081,294)		46,426,974

SENIOR FLOATING RATE INTERESTS††,◊ - 1.3%
Technology - 0.6%
CoreLogic, Inc.
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	675,439	667,630

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 1.3% (continued)
Technology - 0.6% (continued)
World Wide Technology Holding Company LLC
6.56% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/01/30	$264,413	$265,405
Total Technology		933,035
Financial - 0.4%
Citadel Securities, LP
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	325,887	327,070
Jane Street Group LLC
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	295,361	294,980
Total Financial		622,050
Consumer, Non-cyclical - 0.3%
Elanco Animal Health, Inc.
6.17% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/01/27	403,278	402,827
Total Senior Floating Rate Interests
(Cost $1,960,788)		1,957,912

FEDERAL AGENCY DISCOUNT NOTES†† - 0.4%
Federal Home Loan Bank
4.10% due 07/01/25[6]	600,000	600,000
Total Federal Agency Discount Notes
(Cost $600,000)		600,000

REPURCHASE AGREEMENTS††,7 - 1.0%
BofA Securities, Inc.
issued 06/30/25 at 4.37% due 07/01/25	674,599	674,599
BNP Paribas
issued 06/30/25 at 4.37% due 07/01/25	421,624	421,624
J.P. Morgan Securities LLC
issued 06/30/25 at 4.37% due 07/01/25	421,624	421,624
Bank of Montreal
issued 06/30/25 at 4.34% due 07/01/25	84,325	84,325
Total Repurchase Agreements
(Cost $1,602,172)		1,602,172
Total Investments - 101.6%
(Cost $157,243,672)		$156,156,104
Other Assets & Liabilities, net - (1.6)%		(2,457,480)
Total Net Assets - 100.0%		$153,698,624

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate + 0.26%	1.66%	Quarterly	03/16/31	$3,000,000	$327,829	$(524)	$328,353
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	980,000	29,583	101	29,482
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually	02/02/27	850,000	28,365	97	28,268
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	2.72%	Annually	06/07/27	1,800,000	27,451	119	27,332
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	55,250,000	(804,212)	285	(804,497)
								$(390,984)	$78	$(391,062)

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

1	Rate indicated is the 7-day yield as of June 30, 2025.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $121,027,004 (cost $121,795,866), or 78.7% of total net assets.
3	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2025. See table below for additional step information for each security.
4	Security is an interest-only strip.
5	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
6	Rate indicated is the effective yield at the time of purchase.
7	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America

CME — Chicago Mercantile Exchange

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$4,150,452	$—	$—	$4,150,452
Collateralized Mortgage Obligations	—	51,191,464	—	51,191,464
Asset-Backed Securities	—	49,060,043	1,167,087	50,227,130
Corporate Bonds	—	46,426,974	—	46,426,974
Senior Floating Rate Interests	—	1,957,912	—	1,957,912
Federal Agency Discount Notes	—	600,000	—	600,000
Repurchase Agreements	—	1,602,172	—	1,602,172
Interest Rate Swap Agreements**	—	413,435	—	413,435
Total Assets	$4,150,452	$151,252,000	$1,167,087	$156,569,539

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$804,497	$—	$804,497

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2023-NQM1, 6.25% due 11/25/63	7.25%	12/01/27	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At June 30, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Bond
4.37%			2.88%
Due 07/01/25	$674,599	$674,681	Due 05/15/43	$896,400	$687,855
			U.S. Treasury Strips
			0.00%
			Due 02/15/46 - 05/15/48	702	236
				897,102	688,091

BNP Paribas			U.S. Treasury Strip
4.37%			0.00%
Due 07/01/25	421,624	421,675	Due 11/15/31	542,234	417,608
			U.S. Treasury Note
			4.37%
			Due 05/15/34	12,200	12,434
			U.S. Treasury Bond
			6.00%
			Due 02/15/26	100	103
				554,534	430,145

J.P. Morgan Securities LLC			U.S. Treasury Bond
4.37%			3.00%
Due 07/01/25	421,624	421,675	Due 08/15/52	563,200	411,014
			U.S. Treasury Strip
			0.00%
			Due 05/15/27	20,500	19,106
				583,700	430,120

Bank of Montreal			U.S. Treasury Bond
4.34%			3.50%
Due 07/01/25	84,325	84,335	Due 02/15/39	94,400	86,075

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
MONEY MARKET FUND***,† - 2.1%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.19%[1]	879,983	$879,983
Total Money Market Fund
(Cost $879,983)		879,983

	Face Amount
ASSET-BACKED SECURITIES†† - 48.6%
Collateralized Loan Obligations - 32.3%
BCC Middle Market CLO LLC
2021-1A A1R, 6.02% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	$2,750,000	2,759,557
BXMT Ltd.
2020-FL2 AS, 5.83% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,2	1,000,000	990,357
2020-FL3 AS, 6.68% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 11/15/37◊,2	750,000	746,368
Palmer Square Loan Funding Ltd.
2022-1A A2, 5.86% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,500,000	1,504,382
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.14% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	1,000,000	1,002,462
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.02% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	750,000	752,518
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	750,000	751,781
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.06% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	750,000	751,750
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.05% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	750,000	751,723
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.08% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	500,000	501,220
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.45% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	500,000	499,595
BRSP Ltd.
2021-FL1 B, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	500,000	497,506
HERA Commercial Mortgage Ltd.
2021-FL1 B, 6.03% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,2	500,000	494,130
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.22% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	463,982	465,320
HGI CRE CLO Ltd.
2021-FL2 A, 5.43% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,2	448,784	447,201
Sound Point CLO XIX Ltd.
2018-1A A, 5.52% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	364,929	365,202
Parliament CLO II Ltd.
2021-2A A, 5.93% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	10,564	10,616
Total Collateralized Loan Obligations		13,291,688
Net Lease - 3.5%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	1,109,528	1,082,759
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	282,734	265,565

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 48.6% (continued)
Net Lease - 3.5% (continued)
Store Master Funding I-VII
2018-1A, 4.29% due 10/20/48[2]	$91,201	$89,953
Total Net Lease		1,438,277
Single Family Residence - 3.1%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	1,300,000	1,285,215
Transport-Container - 3.1%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	638,750	583,102
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	371,617	340,686
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	196,000	180,219
2020-1A, 2.73% due 08/21/45[2]	117,778	112,896
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	69,333	61,649
Total Transport-Container		1,278,552
Collateralized Debt Obligations - 2.9%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	1,250,000	1,194,628
Transport-Aircraft - 1.4%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	508,880	486,011
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	105,059	102,127
Total Transport-Aircraft		588,138
Infrastructure - 1.2%
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	500,000	483,267
Financial - 1.1%
Project Onyx I
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	343,349	342,849
Project Onyx II
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	95,144	94,809
Total Financial		437,658
Total Asset-Backed Securities
(Cost $20,200,435)		19,997,423

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 46.8%
Residential Mortgage-Backed Securities - 35.2%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[2,3]	855,476	861,108
2022-NQM9, 6.45% due 09/25/62[2,3]	670,222	670,164
2024-NQM8, 6.23% due 05/25/64[2,3]	489,123	494,422
2024-NQM6, 6.45% due 02/25/64[2,3]	467,708	473,628
2024-NQM7, 6.24% due 03/25/64[2,3]	467,485	472,262
2023-NQM2, 6.32% due 01/25/62[2,3]	354,528	354,900
GCAT Trust
2023-NQM2, 5.84% due 11/25/67[2,3]	489,240	488,234
2024-NQM2, 6.09% due 06/25/59[2,3]	435,937	439,446
2023-NQM3, 6.89% due 08/25/68[2,3]	172,716	174,676
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[2,3]	1,001,117	1,000,292
OSAT Trust
2021-RPL1, 6.12% due 05/25/65[2]	975,265	975,477
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due 07/25/61[2]	407,014	405,718
2021-GS4, 4.65% due 11/25/60[2,3]	293,316	293,263
2021-GS2, 5.75% due 04/25/61[2]	141,561	141,528
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[2,3]	602,524	598,130
2022-SP1, 5.25% due 07/25/62[2]	233,144	232,074
Verus Securitization Trust
2022-4, 4.74% (WAC) due 04/25/67◊,2	495,600	480,870
2020-5, 2.22% due 05/25/65[2]	228,089	220,703
2021-3, 1.44% (WAC) due 06/25/66◊,2	62,491	54,538
2020-1, 3.42% due 01/25/60[2]	44,139	43,025

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 46.8% (continued)
Residential Mortgage-Backed Securities - 35.2% (continued)
CSMC Trust
2021-RPL4, 4.12% (WAC) due 12/27/60◊,2	$302,145	$300,927
2021-RPL7, 4.19% (WAC) due 07/27/61◊,2	204,009	202,199
2020-NQM1, 2.21% due 05/25/65[2]	175,409	166,281
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[2,3]	256,557	258,638
2023-1, 4.75% due 09/26/67[2,3]	238,220	236,013
2022-1, 3.29% (WAC) due 12/25/66◊,2	172,451	153,902
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	563,110	535,715
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.71% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	480,731	476,542
Home Equity Loan Trust
2007-FRE1, 4.62% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	479,886	461,751
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	473,363	440,195
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	239,607	224,598
2018-2A, 3.50% (WAC) due 02/25/58◊,2	219,935	209,263
HarborView Mortgage Loan Trust
2006-14, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	427,082	407,053
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.06% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	322,621	312,722
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	264,042	260,850
NovaStar Mortgage Funding Trust Series
2007-2, 4.63% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	263,202	258,701
Soundview Home Loan Trust
2006-OPT5, 4.71% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	253,974	246,697
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[2,3]	167,494	169,949
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.17% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	108,921	107,801
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	81,786	80,641
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	49,315	46,612
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	25,681	25,380
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	21,955	20,770
Total Residential Mortgage-Backed Securities		14,477,658
Commercial Mortgage-Backed Securities - 10.9%
BX Commercial Mortgage Trust
2021-VOLT, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	1,211,035	1,205,359
2022-LP2, 5.87% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	350,000	349,128
WMRK Commercial Mortgage Trust
2022-WMRK, 7.75% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	1,150,000	1,150,000

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 46.8% (continued)
Commercial Mortgage-Backed Securities - 10.9% (continued)
MTN Commercial Mortgage Trust
2022-LPFL, 7.26% (1 Month Term SOFR + 2.94%, Rate Floor: 2.94%) due 03/15/39◊,2	$800,000	$799,000
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.22% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,2	350,000	323,750
BXHPP Trust
2021-FILM, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	250,000	224,615
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.00% (WAC) due 02/15/50◊,4	20,046,427	218,508
BENCHMARK Mortgage Trust
2019-B14, 0.88% (WAC) due 12/15/62◊,4	9,043,245	191,641
Life Mortgage Trust
2021-BMR, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	37,380	37,170
Total Commercial Mortgage-Backed Securities		4,499,171
Government Agency - 0.7%
Fannie Mae
6.50% due 04/25/49	272,377	277,713
Total Collateralized Mortgage Obligations
(Cost $19,508,725)		19,254,542

FEDERAL AGENCY DISCOUNT NOTES†† - 1.2%
Federal Home Loan Bank
4.10% due 07/01/25[5]	500,000	500,000
Total Federal Agency Discount Notes
(Cost $500,000)		500,000

SENIOR FLOATING RATE INTERESTS††,◊ - 0.7%
Financial - 0.5%
Citadel Securities, LP
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	118,505	118,935
Jane Street Group LLC
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	98,454	98,326
Total Financial		217,261
Technology - 0.2%
World Wide Technology Holding Company LLC
6.56% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/01/30	88,138	88,468
Total Senior Floating Rate Interests
(Cost $304,449)		305,729

CORPORATE BONDS†† - 0.4%
Utilities - 0.3%
Terraform Global Operating, LP
6.13% due 03/01/26[2]	98,000	97,407
Financial - 0.1%
Brown & Brown, Inc.
4.60% due 12/23/26	50,000	50,234
Total Corporate Bonds
(Cost $147,668)		147,641

REPURCHASE AGREEMENTS††,6 - 3.0%
BofA Securities, Inc.
issued 06/30/25 at 4.37% due 07/01/25	520,847	520,847
BNP Paribas
issued 06/30/25 at 4.37% due 07/01/25	325,529	325,529
J.P. Morgan Securities LLC
issued 06/30/25 at 4.37% due 07/01/25	325,529	325,529
Bank of Montreal
issued 06/30/25 at 4.34% due 07/01/25	65,106	65,106
Total Repurchase Agreements
(Cost $1,237,011)		1,237,011
Total Investments - 102.8%
(Cost $42,778,271)		$42,322,329
Other Assets & Liabilities, net - (2.8)%		(1,172,643)
Total Net Assets - 100.0%		$41,149,686

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.66%	Quarterly	03/16/31	$1,300,000	$142,059	$(217)	$142,276
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	11,000,000	(160,114)	134	(160,248)
								$(18,055)	$(83)	$(17,972)

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted. — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of June 30, 2025.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $35,952,585 (cost $36,248,910), or 87.4% of total net assets.
3	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2025. See table below for additional step information for each security.
4	Security is an interest-only strip.
5	Rate indicated is the effective yield at the time of purchase.
6	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America

CME — Chicago Mercantile Exchange

SOFR — Secured Overnight Financing Rate

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$879,983	$—	$—	$879,983
Asset-Backed Securities	—	19,559,765	437,658	19,997,423
Collateralized Mortgage Obligations	—	19,254,542	—	19,254,542
Federal Agency Discount Notes	—	500,000	—	500,000
Senior Floating Rate Interests	—	305,729	—	305,729
Corporate Bonds	—	147,641	—	147,641
Repurchase Agreements	—	1,237,011	—	1,237,011
Interest Rate Swap Agreements**	—	142,276	—	142,276
Total Assets	$879,983	$41,146,964	$437,658	$42,464,605

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$160,248	$—	$160,248

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$437,658	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Total Assets	$437,658

The Fund's fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2025:

	Assets
	Asset-Backed Securities	Total Assets
Beginning Balance	$1,755,829	$1,755,829
(Sales, maturities and paydowns)/Fundings	(1,319,043)	(1,319,043)
Total change in unrealized appreciation (depreciation) included in earnings	872	872
Ending Balance	$437,658	$437,658
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2025	$872	$872

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At June 30, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Strips
4.37%			0.00%
Due 07/01/25	$520,847	$520,910	Due 08/15/30 - 08/15/39	$650,134	$530,596
			U.S. Treasury Notes
			0.25% - 3.88%
			Due 07/31/25 - 11/30/27	600	603
			U.S. Treasury Bond
			1.75%
			Due 08/15/41	100	66
				650,834	531,265
BNP Paribas			U.S. Treasury Inflation Indexed Bonds
4.37%			0.13%
Due 07/01/25	325,529	325,569	Due 02/15/51 - 02/15/52	384,290	204,644
			U.S. Treasury Notes
			4.13% - 4.63%
			Due 02/28/27 - 02/15/35	63,800	66,780
			U.S. Treasury Strip
			0.00%
			Due 08/15/40	127,333	60,633
			U.S. Treasury Bond
			3.63%
			Due 05/15/53	100	82
				575,523	332,139
J.P. Morgan Securities LLC			U.S. Treasury Strips
4.37%			0.00%
Due 07/01/25	325,529	325,569	Due 08/15/25	333,400	332,088
Bank of Montreal			U.S. Treasury Bond
4.34%			3.50%
Due 07/01/25	65,106	65,114	Due 02/15/39	72,900	66,471

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as a diversified, open-ended investment company and may issue an unlimited number of authorized shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the Securities Act of 1933, as amended (the “1933 Act”) may make investments in the Funds. At June 30, 2025, the Trust consisted of three Funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Diversification Status
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC (“GPIM”, or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third-party pricing service that uses broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Interest rate swap agreements are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

Note 2 – Derivatives

As part of their investment strategies, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At June 30, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim Strategy Fund II	$157,001,882	$877,363	$(2,727,630)	$(1,850,267)
Guggenheim Strategy Fund III	157,243,672	1,337,074	(2,815,704)	(1,478,630)
Guggenheim Variable Insurance Strategy Fund III	42,778,271	290,468	(764,382)	(473,914)

Note 5 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.